Matthews Emerging Markets Discovery Active ETFMarch 31, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 99.3%
	Shares	Value
India: 27.3%
Bandhan Bank, Ltd.[a,b]	641,333	$1,097,595
Shriram Finance, Ltd.	79,655	611,352
Radico Khaitan, Ltd.	14,337	407,427
Cartrade Tech, Ltd.[c]	20,555	395,589
Inox Wind, Ltd.[c]	196,050	373,968
Phoenix Mills, Ltd.	17,822	342,647
UNO Minda, Ltd.	25,417	260,348
Finolex Cables, Ltd.	23,822	254,559
Action Construction Equipment, Ltd.	13,028	191,611
Rainbow Children’s Medicare, Ltd.	11,178	183,313
Bharti Hexacom, Ltd.	7,999	136,991
Zinka Logistics Solutions, Ltd.[c]	22,554	111,883
GE Vernova T&D India, Ltd.	5,150	93,920
Senco Gold, Ltd.	25,901	82,531
Total India		4,543,734

China/Hong Kong: 23.5%
Full Truck Alliance Co., Ltd. ADR	48,188	615,361
Legend Biotech Corp. ADR[c]	17,905	607,517
Zhihu, Inc. ADR[c]	78,138	333,649
Medlive Technology Co., Ltd.[a,b]	154,500	260,138
Proya Cosmetics Co., Ltd. A Shares	19,800	225,362
Flat Glass Group Co., Ltd. H Shares	165,000	224,374
Tongcheng Travel Holdings, Ltd.[b]	82,800	222,955
Kanzhun, Ltd. ADR[c]	10,306	197,566
Silergy Corp.	17,000	193,283
Airtac International Group	7,000	175,198
Ever Sunshine Services Group, Ltd.[b]	662,000	167,621
Xtep International Holdings, Ltd.	234,500	152,811
Hongfa Technology Co., Ltd. A Shares	24,100	122,160
Ginlong Technologies Co., Ltd. A Shares	15,100	114,509
Centre Testing International Group Co., Ltd. A Shares	58,200	103,371
Beijing Capital International Airport Co., Ltd. H Shares[c]	230,000	83,069
Kingsoft Corp., Ltd.	14,000	67,748
Central China Securities Co., Ltd. H Shares[b]	235,000	46,515
Total China/Hong Kong		3,913,207

South Korea: 9.9%
Hugel, Inc.[c]	3,874	881,351
Eugene Technology Co., Ltd.	11,321	293,308
BGF Retail Co., Ltd.	2,329	173,034
C&C International Co., Ltd.	5,654	144,950
Advanced Nano Products Co., Ltd.	2,186	85,213
Solus Advanced Materials Co., Ltd.	12,718	66,419
Ecopro BM Co., Ltd.[c]	179	11,694
Total South Korea		1,655,969

Taiwan: 9.5%
M31 Technology Corp.	19,600	343,564
Poya International Co., Ltd.	18,040	259,713
Elite Material Co., Ltd.	14,000	229,802
AURAS Technology Co., Ltd.	11,000	175,589
Andes Technology Corp.[c]	17,000	162,563
Wiwynn Corp.	3,000	147,730
Yageo Corp.	8,000	115,895
Gold Circuit Electronics, Ltd.	12,000	72,645

	Shares	Value
AP Memory Technology Corp.	9,000	$68,173
Total Taiwan		1,575,674

Brazil: 7.2%
Grupo SBF SA	189,800	388,372
YDUQS Participacoes SA	181,200	365,080
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	325,900	249,788
Vivara Participacoes SA	54,900	190,647
Total Brazil		1,193,887

South Africa: 3.5%
We Buy Cars Holdings, Ltd.	134,433	307,870
Old Mutual, Ltd.	378,050	244,607
Nutun, Ltd.[c]	347,723	37,813
Total South Africa		590,290

Chile: 3.5%
Parque Arauco SA	125,507	249,175
Banco de Credito e Inversiones SA	4,178	154,002
Aguas Andinas SA Class A	339,082	121,895
Lundin Mining Corp.	7,800	63,191
Total Chile		588,263

Saudi Arabia: 3.2%
Saudi Tadawul Group Holding Co.	7,315	397,819
Seera Group Holding[c]	20,665	135,413
Total Saudi Arabia		533,232

Vietnam: 2.8%
Military Commercial Joint Stock Bank	166,710	157,255
FPT Corp.	32,300	152,973
Mobile World Investment Corp.	50,300	116,157
Nam Long Investment Corp.	27,200	36,463
Total Vietnam		462,848

Philippines: 2.3%
GT Capital Holdings, Inc.	29,250	260,170
Security Bank Corp.	93,020	113,786
Total Philippines		373,956

Poland: 1.9%
InPost SAc	21,798	317,874
Total Poland		317,874

Turkey: 1.6%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	88,575	265,070
Total Turkey		265,070

Georgia: 0.9%
TBC Bank Group PLC	2,876	153,314
Total Georgia		153,314

Mexico: 0.9%
Gentera SAB de CV	98,200	151,345
Total Mexico		151,345

Matthews Emerging Markets Discovery Active ETFMarch 31, 2025
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Indonesia: 0.7%
PT Mitra Adiperkasa Tbk	1,394,900	$113,715
Total Indonesia		113,715

Bangladesh: 0.6%
BRAC Bank PLC	229,978	95,910
Total Bangladesh		95,910

TOTAL COMMON EQUITIES		16,528,288
(Cost $17,361,709)
SHORT-TERM INVESTMENTS: 0.6%
Money Market Funds: 0.6%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.26%[d]	107,712	107,712
(Cost $107,712)

Total Investments: 99.9%		16,636,000
(Cost $17,469,421)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.1%		13,544
Net Assets: 100.0%		$16,649,544

a
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $1,357,733, which is 8.15% of net assets.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
c	Non-income producing security.
d	Rate shown is the current yield as of March 31, 2025.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).